Other Expenses	12 Months Ended
Dec. 31, 2011
Other Expenses
Other Expenses
15. Other Expenses

The components of other expenses for the years ended December 31, 2011 and 2010 are as follows:

(In thousands)	2011	2010
Travel, entertainment, training and recruiting	$619	$603
Insurance	336	325
Director fees	265	346
Stationery and supplies	228	221
Other	350	262
Total other expenses	$1,798	$1,757